Performance (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of revenue
Revenue from contracts with customers from continuing operations:

		2025	2024	2023
$ millions	Timing of revenue recognition	Group	Group	Group
Mobile	Over time	3,260	3,119	2,949
Mobile Financial Services	Point in time	26	39	44
Fixed and other services	Over time	2,068	2,175	2,192
Other	Over time	98	84	65
Service Revenue		5,451	5,417	5,250
Telephone and equipment	Point in time	367	387	411
Revenue from contracts with customers		5,819	5,804	5,661

Disclosure of cost of sales
The various costs and expenses incurred by the Group can be summarized as presented below. The Group recognizes and categorizes expenses by their nature as either 'equipment, programming and other direct costs' which are those more directly related to the generation of revenue or as '(Other) operating expenses and income' which are rather indirect costs. As a result, 'equipment, programming and other direct costs' specifically excludes the following costs/expense which are further detailed below and elsewhere in the consolidated financial statements:
•'Operating expenses, net' further detailed below;
•Depreciation and amortization, which are further detailed in Notes E.1.3. ‘Movements in intangible assets’, E.2.2. ‘Movements in tangible assets’ and E.3. ‘Right of use assets’.
•‘Other operating income (expenses), net’, also further detailed below.
Equipment, programming and other direct costs

	2025	2024	2023
	(US$ millions)
Cost of telephone, equipment and other accessories	(341)	(358)	(386)
TV Content and data costs	(234)	(290)	(349)
Voice airtime and transmission costs	(175)	(209)	(234)
Bad debt and obsolescence cost	(125)	(143)	(141)
Call center costs	(88)	(76)	(72)
Transmission and other costs	(16)	(18)	(19)
Other costs	(333)	(326)	(306)
Equipment, programming and other direct costs	(1,311)	(1,420)	(1,507)

Disclosure of operating expenses
Operating expenses
Operating expenses incurred by the Group can be summarized as follows.

	2025	2024	2023
	(US$ millions)
Marketing expenses	(543)	(525)	(536)
Site and network maintenance costs	(322)	(325)	(322)
Employee related costs (B.4.)	(452)	(553)	(614)
External and other services	(208)	(262)	(281)
Other operating expenses	(233)	(250)	(290)
Operating expenses, net	(1,758)	(1,915)	(2,043)

Disclosure of other operating income (expense)
Other operating income (expenses), net
The other operating income and expenses incurred by the Group can be summarized as follows:

	Notes	2025	2024	2023
		(US$ millions)
Impairment of intangible assets and property, plant and equipment	E.1., E.2.	(3)	(12)	(3)
Gain on the formation of a joint operation	A.2.	—	28	—
Gain (loss) on disposals of intangible assets and property, plant and equipment	E.2. E.4.2.	36	23	6
Gain (loss) on disposal of equity investments		—	5	—
Other income (expenses) (i)		34	10	8
Other operating income (expenses), net		68	54	10
(i)     In 2025 other income is mainly attributed to contract lease terminations in Colombia following the assignment of lease contracts to our joint operation (see note A.1.2.) and contract lease derecognition in Guatemala while in 2024 is mainly attributed to contract lease modification in
Paraguay and Guatemala for $8 million in total and in 2023 is mainly attributed to contract lease modification in Colombia for $2 million and social obligation spectrum liability derecognition in Paraguay for $3 million.)
Disclosure of operating segments
Revenue, Service revenue, Adjusted EBITDA, capital expenditures and other segment information for the years ended December 31, 2025, 2024 and 2023, are shown on the below:

December 31, 2025	Guatemala	Colombia	Panama	Honduras	Paraguay	Bolivia	Other segments (v)	Total segments	Inter-segment and other eliminations(iv)	Total Group
	(US$ millions)
Service revenue(i)	1,448	1,426	693	590	559	353	999	6,068	(617)	5,451
Telephone and equipment revenue	222	24	32	31	19	3	67	398	(31)	367
Revenue	1,671	1,450	725	621	578	356	1,066	6,467	(648)	5,819
Inter-segment revenue	9	2	2	5	5	7	7	37	n/a	n/a
Revenue from external customers	1,662	1,449	723	616	573	349	1,059	6,430	n/a	n/a
Adjusted EBITDA(ii)	928	604	371	320	297	174	466	3,159	(410)	2,749
Capital expenditures (iii)	137	209	90	76	65	47	166	789	(70)	719
(i)     Service revenue is revenue related to the provision of ongoing services such as monthly subscription fees for mobile and broadband, airtime and data usage fees, interconnection fees, roaming fees, mobile finance service commissions and fees from other telecommunications services such as data services, short message services, installation fees and other value-added services excluding telephone and equipment sales.
(ii)    EBITDA is operating profit excluding impairment losses, depreciation and amortization, share of profit in Honduras joint venture and gains/losses on the disposal of fixed assets.
(iii)    Capital expenditures correspond to additions of property, plant and equipment, as well as operating intangible assets, excluding spectrum and licenses. The Group capital expenditure additions can be reconciled with notes E.1.3. and E.2.2.for amounts of $654 million and $65 million, respectively (2024: $579 million and $98 million, respectively).
(iv)    Includes intercompany eliminations, unallocated items and Honduras as a joint venture.
(v)    Includes our operations in El Salvador, Nicaragua,Costa Rica, Ecuador and Uruguay.

December 31, 2024	Guatemala	Colombia	Panama	Honduras	Paraguay	Bolivia	Other segments (v)	Total segments	Inter-segment and other eliminations(iv)	Total Group
	(US$ millions)
Service revenue(i)	1,391	1,342	700	584	540	607	858	6,022	(605)	5,417
Telephone and equipment revenue	212	39	56	34	18	6	56	420	(34)	387
Revenue	1,603	1,380	756	617	559	613	914	6,442	(638)	5,804
Inter-segment revenue	9	2	2	4	4	1	8	29	n/a	n/a
Revenue from external customers	1,594	1,379	753	613	555	613	906	6,413	n/a	n/a
Adjusted EBITDA(ii)	867	525	354	302	267	266	391	2,972	(504)	2,469
Capital expenditures (iii)	175	144	96	75	72	73	132	766	(89)	677

December 31, 2023	Guatemala	Colombia	Panama	Honduras	Paraguay	Bolivia	Other segments (v)	Total segments	Inter-segment and other eliminations(iv)	Total Group
	(US$ millions)
Service revenue(i)	1,339	1,268	669	572	544	601	847	5,842	(591)	5,250
Telephone and equipment revenue	225	45	50	39	24	11	55	450	(39)	411
Revenue	1,564	1,313	719	612	568	613	902	6,292	(631)	5,661
Inter-segment revenue	8	3	2	5	3	—	7	28	n/a	n/a
Revenue from external customers	1,556	1,311	717	607	565	613	895	6,264	n/a	n/a
Adjusted EBITDA(ii)	807	420	296	272	236	224	352	2,609	(498)	2,111
Capital expenditures (iii)	183	161	100	103	97	92	148	883	(73)	809
Reconciliation of Adjusted EBITDA for reportable segments to the Group Profit before taxes:

(US$ millions)	2025	2024	2023
Adjusted EBITDA for reportable segments	3,159	2,972	2,609
Depreciation	(961)	(916)	(978)
Amortization	(319)	(319)	(360)
Share of profit in joint venture	102	54	42
Other operating income (expenses), net	68	54	10
Interest and other financial expenses	(702)	(716)	(712)
Interest and other financial income	28	46	28
Sale of Lati Operations	741	—	—
Other non-operating (expenses) income, net	(43)	(119)	36
Profit (loss) from other joint ventures and associates, net	1	—	(3)
Honduras as joint venture	(320)	(302)	(272)
Unallocated expenses and other reconciling items (i)	(90)	(202)	(225)
Profit before taxes from continuing operations	1,665	552	175
(i) The unallocated expenses are primarily related to centrally managed costs.

Disclosure of number of permanent employees
Number of permanent employees

	2025	2024	2023
Subsidiaries (i)	14,282	13,456	15,742
Honduras joint venture	680	729	785
Total	14,962	14,185	16,527
(i)    Emtelco (subsidiary of UNE EPM Telecomunicaciones S.A.) headcount are excluded from this disclosure and any internal reporting because their costs are classified as direct costs and not employee related costs.

Disclosure of employee related costs

	Notes	2025	2024	2023
		(US$ millions)
Wages and salaries		(358)	(421)	(463)
Social security		(59)	(63)	(73)
Share based compensation	B.4.1.	(14)	(50)	(52)
Pension and other long-term benefit costs	B.4.2.	(2)	(3)	(3)
Other employees related costs		(19)	(17)	(24)
Total		(452)	(553)	(614)

Disclosure of cost of share-based compensation
Cost of equity settled share-based compensation

	2025	2024	2023
	(US$ millions)
2021 incentive plans	—	—	(10)
2022 incentive plans	—	(5)	(10)
2023 incentive plans	(4)	(23)	(32)
2024 incentive plans	(5)	(22)	—
2025 incentive plans	(5)	—	—
Total share based compensation	(14)	(50)	(52)

Disclosure of assumptions and fair value of the shares under the TSR portion
Assumptions and fair value of the shares under the TSR and SAR portion(s)
For the PSPs, and in order to calculate the fair value of the TSR portion of those plans, it is necessary to make a number of assumptions which are set out below. The assumptions have been set based on an analysis of historical data as at grant date.

	Risk-free rate %	Dividend yield %	Share price volatility(i) %	Award term (years)	Share fair value (in US$)
Performance Share Plan 2023 (Relative TSR)	4.66	—	52.88	2.82	31.13
Performance Share Plan 2022 (Relative TSR)	2.01	—	47.94	2.80	29.12
(i) Historical volatility retained was determined on the basis of a three-year historic average.
For the PSPs, and in order to calculate the fair value of the SAR portion of the plan, it is necessary to make a number of assumptions which are set out below. The assumptions have been set based on an analysis of historical data as at grant date.

	Risk-free rate %	Dividend yield %	Share price volatility(i) %	Award term (years)	Unit fair value (in US$)
Performance share plan 2024 (SAR)	4.31	—	38.20	6.50	9.35

Disclosure of plan awards and shares expected to vest
Plan awards and shares expected to vest

	2025 Plan	2024 Plan		2023 Plan		2022 Plan
	DSP	PSP (iii)	DSP	PSP	DSP	PSP	DSP
	(number of shares)
Shares granted (i)	222,817	695,936	1,139,838	818,842	2,375,143	306,641	913,450
Effect of the Right Offering (ii)	—	—	—	—	—	83,926	227,947
Revision for forfeitures	—	(43,852)	(55,244)	(233,983)	(156,243)	(72,290)	(84,684)
Shares cancelled in 2024	—	(438,396)	(229,963)	(308,172)	(244,537)	(144,108)	(33,305)
Total before issuances	222,817	213,688	854,631	276,687	1,974,363	174,169	1,023,408
Shares issued in 2022							(13,957)
Shares issued in 2023				(31,124)	(354,331)	(29,885)	(476,256)
Shares issued in 2024			(135,092)	(66,519)	(824,237)	(49,245)	(312,725)
Shares issued in 2025	(70,252)	(43,612)	(349,551)	(105,193)	(445,526)	(136,547)	(220,470)
Performance conditions overachievement	—	—	—	75,248	—	41,508	—
Shares still expected to vest	152,565	170,076	369,988	149,099	350,269	—	—
Estimated cost over the vesting period (US$ millions)	7	7	22	17	43	—	—
(i)    Additional shares granted represent grants made for new joiners and/or as per contractual arrangements.
(ii)     In 2022, as per plan rules, additional shares have been granted to all participants for unvested plans as a result of the effect of the right offering.
(iii) 2024 Performance share plan is including a portion of 123,103 share appreciation right units.

Disclosure of directors renumeration charge
Remuneration charge for the non-executive Directors of the Board (gross of withholding tax)

	2025	2024	2023
	(US$ ’000)
Chairperson	250	—	315
Other non-executive directors of the Board	768	1,300	1,360
Total (i)	1,018	1,300	1,675

Shares beneficially owned by the non-executive Directors

	2025	2024
	(number of shares)
Chairperson	—	—
Other non-executive directors of the Board	59,073	47,473
Total (i)	59,073	47,473
(i)Cash compensation is denominated in USD. Share based compensation is based on the market value of Millicom shares on the corresponding AGM date (2025: in total 14,500 shares; 2024: in total 39,606 shares; 2023: in total 42,141 shares. Net remuneration comprised 41% in shares and 59% in cash (2024: 58% in shares and 42% in cash; 2023: 75% in shares and 25% in cash).
Disclosure of executive team renumeration charge
Remuneration charge for the Group Leadership Team

	Group Leadership Team (i)	Group Leadership Team (ii)	Group Leadership Team (iii)
	2025	2024	2023
Base salary	3,427	5,040	4,903
Bonus	5,446	13,230	3,267
Pension	623	1,042	1,194
Other benefits	1,676	635	529
PCA (2025) / MSU (2024) (amount earned)	—	1,169	—
Termination benefits	4,036	4,940	804
Total before share based compensation	15,208	26,056	10,696
Share based compensation(ii)	5,371	16,277	21,663
Total	20,579	42,332	32,359
(i) For 2025, it includes the compensation paid to the CEO role (Mr. Marcelo Benitez), the CFO role (Mr. Bart Vanhaeren) and the rest of the Group Leadership Team (Mr. Salvador Escalón, Mr. Karim Lesina and Mr. Guillaume Duhaze). It also includes termination benefits of former Group Leadership Team members.
(ii) For 2024, it includes the compensation paid to the CEO role (for Mr. Mauricio Ramos with Mr Marcelo Benitez assuming the CEO role effective on June 1, 2024) and the CFO role (for Mr. Sheldon Bruha and Mr. Bart Vanhaeren assuming the CFO role effective April 15.2024)~~.~~
(iii) For 2023, it includes compensation paid to Mr. Maxime Lombardini (who joint the Group in September 2023) to Mr. Esteban Iriarte, former Chief Operating Officer (departed in May, 2023) and Ms Susy Bobenrieth (departed in December, 2023). For further details see also 'Restructuring Costs', part of this B.4 note.

Disclosure of vested and unvested share awards beneficially granted to the Executive team

In number of shares (i)	Group Leadership team
2025
Share ownership (vested from equity plans and otherwise acquired)	434,675
Share awards not vested (i)	502,914
2024
Share ownership (vested from equity plans and otherwise acquired)	270,850
Share awards not vested (i)	474,225
(i) 2024 Performance share plan award is including a portion of share appreciation right units. For further details see also 'Restructuring Costs', part of this B.4. note.

Disclosure of other non-operating (expenses) income, net
Other non-operating items mainly comprise changes in fair value of derivatives and the impact of foreign exchange fluctuations on the results of the Group.

	Note	2025	2024	2023
		(US$ millions)
Change in fair value of derivatives	C.7.2.	(10)	9	2
Exchange gains (losses), net		71	(43)	31
Other and litigation costs (i)		(104)	(85)	3
Total other non-operating (expenses) income, net		(43)	(119)	36
(i) Please see note G.3.1.

Disclosure of income tax charge
Income tax charge

	2025	2024	2023
	(US$ millions)
Income tax (charge) credit
Withholding tax	(81)	(75)	(81)
Other income tax relating to the current year	(256)	(203)	(170)
Adjustments in respect of prior years	(24)	(6)	(10)
Total	(361)	(284)	(261)
Deferred tax (charge) credit
Origination and reversal of temporary differences	(86)	(3)	44
Effect of change in tax rates	—	1	1

Tax income (expense) before valuation allowances	(86)	(2)	45
(Increase)/decrease in unrecognised deferred tax assets and impairment (i)	142	3	(209)
Total	56	1	(164)
Adjustments in respect of prior years	2	2	1
	58	3	(163)
Tax (charge) credit on continuing operations	(303)	(281)	(424)
Tax (charge) credit on discontinuing operations	—	—	—
Tax expense	(303)	(281)	(424)
(i) In 2025 it mainly relates to uses of deferred tax assets from previously on unrecognized balances, resulting from the application of IAS12. In 2023, it mainly relates to the impairment of tax credits and DTA.

Disclosure of income tax calculation
Reconciliation between the tax expense and tax at the weighted average statutory tax rate is as follows:
Income tax calculation

	2025			2024			2023
	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total
	(US$ millions)
Profit before tax	1,665	—	1,665	552	(3)	549	175	4	179
Tax at the weighted average statutory rate	(411)	—	(411)	(139)	1	(138)	(27)	(1)	(28)
Effect of:
Items taxed at a different rate	(8)	—	(8)	29	—	29	10	—	10
Change in tax rates on deferred tax balances	—	—	—	1	—	1	1	—	1
Expenditure not deductible and income not taxable	37	—	37	(92)	(1)	(93)	(121)	1	(120)
Unrelieved withholding tax	(80)	—	(80)	(74)	—	(74)	(80)	—	(80)
Accounting for associates and joint ventures	31	—	31	16	—	16	13	—	13
Movement in deferred tax on unremitted earnings	8	—	8	(21)	—	(21)	(2)	—	(2)
Unrecognized / recognized of previously unrecognized deferred tax assets	142	—	142	3	—	3	(209)	—	(209)
Adjustments in respect of prior years	(22)	—	(22)	(4)	—	(4)	(9)	—	(9)
Tax expense	(303)	—	(303)	(281)	—	(281)	(424)	—	(424)
Weighted average statutory tax rate	24.7%		24.7%	25.2%		25.1%	15.4%		15.6%
Effective tax rate	18.2%		18.2%	50.9%		51.2%	242.3%		236.9%
Tax expense increase from December 31, 2025, is mainly due to higher profitability and offset by the effect of certain tax risks provisions, part of the "Adjustments in respect of prior years", line. The weighted average statutory tax rate in 2023 of approximately 15% has been affected by higher losses in Colombia and Holdings (which do not have a corresponding tax effect).

Disclosure of deferred taxes and deductible temporary differences
Deferred tax

	Fixed assets	Unused tax losses	Unremitted earnings	Other	Offset	Total
	(US$ millions)
Balance at December 31, 2023	(33)	—	(26)	60	—	1
Deferred tax assets	88	—	—	64	(11)	141
Deferred tax liabilities	(121)	—	(26)	(4)	11	(140)
Balance at December 31, 2023	(33)	—	(26)	60	—	1
(Charge)/credit to income statement	10	—	(21)	14	—	3
Charge to Other Comprehensive Income	—	—	—	—	—	—
Exchange differences	—	—	—	—	—	—
Balance at December 31, 2024	(23)	—	(47)	74	—	4
Deferred tax assets	92		—	86	(25)	153
Deferred tax liabilities	(115)		(47)	(12)	25	(149)
Balance at December 31, 2024	(23)	—	(47)	74	—	4
Acquisitions	4	—	—	(7)	—	(3)
(Charge)/credit to income statement	21	—	8	29	—	58
Charge to Other Comprehensive Income	1	—	—	(1)	—	—
Exchange differences	(19)	—	—	(22)	—	(41)
Balance at December 31, 2025	(16)	—	(39)	73	—	18
Deferred tax assets	76	—	—	105	(14)	167
Deferred tax liabilities	(92)	—	(39)	(32)	14	(149)
Balance at December 31, 2025	(16)	—	(39)	73	—	18
Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	Fixed assets	Unused tax losses	Other	Total
	(US$ millions)
At December 31, 2025	119	5,226	186	5,531
At December 31, 2024	112	5,705	170	5,987

Disclosure of unrecognized loss carryforwards
Unrecognized tax losses carryforward related to continuing operations expire as follows:

	2025	2024
	(US$ millions)
Expiry:
Within one year	—	1
Within one to five years	12	25
Between five to fifteen years	1,625	1,715
No expiry	3,589	3,964
Total	5,226	5,705
The Group has unrecognized tax losses in the following jurisdictions:

	2025	2024
Jurisdiction:	(US$ millions)
Luxembourg	4,848	5,283
Colombia	361	379
Sweden	1	15
Panama	8	22
The Netherlands	3	3
Bolivia	3	3
Curacao	—	1
United Kingdom	1	1
Unrecognized tax losses	5,226	5,705

Disclosure of earnings per share
Net profit/(loss) used in the earnings (loss) per share computation

	2025	2024	2023
	(US$ millions)
Basic and Diluted
Net profit (loss) attributable to equity holders from continuing operations	1,316	256	(86)
Net profit (loss) attributable to equity holders from discontinued operations	—	(3)	4
Net profit attributable to all equity holders to determine the profit per share	1,316	253	(82)

in thousands
Weighted average number of ordinary shares for basic earnings per share	167,563	171,313	171,397
Effect of dilutive share-based compensation plans	437	1,247	—
Weighted average number of ordinary shares (excluding treasury shares) adjusted for the effect of dilution (i)	168,000	172,560	171,397

	(U.S. dollars)
Basic
Earnings per common share for profit from continuing operations attributable to owners of the Company	7.86	1.49	(0.50)
Earnings per common share for profit from discontinued operations attributable to owners of the Company	—	(0.02)	0.02
Earnings (loss) per common share for profit (loss) for the period attributable to owners of the Company	7.86	1.47	(0.48)
Diluted
Earnings per common share for profit from continuing operations attributable to owners of the Company	7.83	1.48	(0.50)
Earnings per common share for profit from discontinued operations attributable to owners of the Company	—	(0.02)	0.02
Earnings per common share for profit for the period attributable to owners of the Company	7.83	1.46	(0.48)
(i) For the purpose of calculating the diluted earnings (loss) per common share, the weighted average outstanding shares used for the basic earnings (loss) per common share were increased only by the portion of the shares which have a dilutive effect on the earnings (loss) per common share. As a result, for years in which the Group has reported net loss, diluted net loss per share is the same as the basic net loss per share, because dilutive ordinary shares are not assumed to have been issued if their effect is anti-dilutive. Accordingly, 1,433 thousand potential ordinary shares as a result of share-based compensation plans were not considered in 2023 EPS as their impact was anti-dilutive.